Carrying Value and Estimated Market Value of Our Senior Notes (Detail) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2012	Dec. 31, 2011	Dec. 31, 2010
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Total long-term debt and capital lease obligations	$ 1,147,537	$ 1,034,573	$ 962,087
Senior secured revolving credit facility	35,000
Carrying value
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Total long-term debt and capital lease obligations	1,147,537	1,034,573
Estimated fair value
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Total long-term debt and capital lease obligations	1,218,138	1,069,197
8.5% Senior Notes due 2015
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Senior Notes			325,000
8.875% Senior Notes due 2017
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Senior Notes		323,342	323,099
9.875% Senior Notes due 2020
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Senior Notes	293,789	293,559	293,135
8.25% Senior Notes due 2021
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Senior Notes	400,000	400,000
7.625% Senior Notes due 2022
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Senior Notes	400,000
Significant other observable inputs (Level 2) | Carrying value
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Senior secured revolving credit facility	35,000
Other secured long-term debt	18,748	17,672
Senior Notes		1,016,901	941,234
Significant other observable inputs (Level 2) | Estimated fair value
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Senior secured revolving credit facility	35,000
Other secured long-term debt	18,748	17,672
Senior Notes		1,051,525	977,188
Significant other observable inputs (Level 2) | 8.5% Senior Notes due 2015 | Carrying value
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Senior Notes			325,000
Significant other observable inputs (Level 2) | 8.5% Senior Notes due 2015 | Estimated fair value
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Senior Notes			332,313
Significant other observable inputs (Level 2) | 8.875% Senior Notes due 2017 | Carrying value
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Senior Notes		323,342	323,099
Significant other observable inputs (Level 2) | 8.875% Senior Notes due 2017 | Estimated fair value
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Senior Notes		326,625	329,875
Significant other observable inputs (Level 2) | 9.875% Senior Notes due 2020 | Carrying value
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Senior Notes	293,789	293,559	293,135
Significant other observable inputs (Level 2) | 9.875% Senior Notes due 2020 | Estimated fair value
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Senior Notes	333,390	322,500	315,000
Significant other observable inputs (Level 2) | 8.25% Senior Notes due 2021 | Carrying value
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Senior Notes	400,000	400,000
Significant other observable inputs (Level 2) | 8.25% Senior Notes due 2021 | Estimated fair value
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Senior Notes	424,000	402,400
Significant other observable inputs (Level 2) | 7.625% Senior Notes due 2022 | Carrying value
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Senior Notes	400,000
Significant other observable inputs (Level 2) | 7.625% Senior Notes due 2022 | Estimated fair value
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Senior Notes	$ 407,000